ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 05, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Sale of Stock
Proceeds from issuance of common stock		$ 23,635	$ 44,888	$ 44,888
Cash and cash equivalents and short-term investments		$ 88,700		$ 122,400
BofA Securities, Inc.
Sale of Stock
Aggregate amount of shares	$ 75,000
Shares sold		3,462,721		2,662,721
Proceeds from issuance of common stock		$ 67,900		$ 44,300
Value of remaining common stock available for sale Under ATM Program		$ 6,000		$ 30,000